Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 738,535,502	₩ 696,581,535
Fair value		739,156,619	695,980,564
Financial Assets Measured At Fair Value		185,076,772	165,694,035
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		554,079,847	530,286,529
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		636,034,774	599,820,653
Fair value		636,720,016	599,625,167
Financial Liabilities Measured At Fair Value		22,503,725	17,131,074
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 614,216,291	582,494,093
Description of valuation processes used in fair value measurement, liabilities		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 69,434,129	59,385,155
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		7,099,921	7,103,628
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		3,371,295	3,115,024
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	0
Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		93,953,555
Financial Assets Measured At Fair Value		93,764,059	86,539,900
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		56,637,348	59,057,370
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		31,906,088	34,556,138
Disclosure of fair value measurement of liabilities [abstract]
Fair value		12,430,860
Financial Liabilities Measured At Fair Value		12,361,876	6,226,787
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		246,464,993	234,648,739
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		71,882,034	67,475,405
Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	21,878,585	19,768,980
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		490,342,578	464,125,531
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		475,912,191	447,556,134
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	6,770,554	7,789,263
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		367,751,298	347,845,354
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		334,156,415	310,428,438
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		2,717,732	2,953,472
Fair value		2,717,732	2,953,472
Financial Liabilities Measured At Fair Value		2,717,732	2,953,472
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		2,717,732	2,953,472
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0	0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	0	0
Financial liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		8,002,499	7,966,963
Fair value		8,002,499	7,966,963
Financial Liabilities Measured At Fair Value		8,002,499	7,966,963
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		300,489	56,686
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Fair value		1,529,492
Financial Liabilities Measured At Fair Value		₩ 1,529,492	₩ 881,791
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method
Inputs		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	₩ 6,172,518	₩ 7,028,486
Derivatives held for trading
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		11,409,695	5,966,512
Fair value		11,409,695	5,966,512
Financial Liabilities Measured At Fair Value		₩ 11,409,695	5,966,512
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for trading | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 353,074	104,866
Derivatives held for trading | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Fair value		10,527,569
Financial Liabilities Measured At Fair Value		₩ 10,458,585	₩ 5,100,869
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others
Inputs		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	₩ 598,036	₩ 760,777
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 373,799	244,127
Fair value		373,799	244,127
Financial Liabilities Measured At Fair Value		₩ 373,799	244,127
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0	0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Fair value		373,799
Financial Liabilities Measured At Fair Value		₩ 373,799	₩ 244,127
Valuation techniques		DCF Model, Closed Form, FDM	DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	₩ 0	₩ 0
Deposits
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		435,687,897	406,512,434
Fair value		435,991,820	406,711,081
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 435,991,820	406,711,081
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 0	0
Deposits | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	174,567,804	167,135,143
Deposits | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	261,424,016	239,575,938
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 261,424,016	₩ 239,575,938
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Prepayment rate, Interest rate, Discount rate	Other spread, Prepayment rate, Interest rate
Borrowings
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 68,077,012	₩ 69,583,561
Fair value		68,046,196	69,390,346
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 68,046,196	69,390,346
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.
Borrowings | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 0	0
Borrowings | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	4,441,612	5,835,132
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 4,426,457	₩ 5,796,941
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Borrowings | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 63,604,584	₩ 63,555,214
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 63,604,584	₩ 63,555,214
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Projected cash flow, Discount rate	Other spread, Interest rate
Debentures
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 76,171,257	₩ 69,176,668
Fair value		76,583,392	68,975,750
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 76,583,392	68,975,750
Description of valuation processes used in fair value measurement, liabilities		Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.
Debentures | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Debentures | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		67,455,577	61,678,464
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 67,455,577	₩ 61,678,464
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Debentures | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 9,127,815	₩ 7,297,286
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 9,127,815	₩ 7,297,286
Valuation techniques		DCF Model	DCF Model
Inputs		Projected cash flow, Discount rate, and others	Other spread, Interest rate
Other financial liabilities
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 33,594,883	₩ 37,416,916
Fair value		33,594,883	37,416,916
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	33,594,883	37,416,916
Other financial liabilities | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0	0
Other financial liabilities | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0	0
Other financial liabilities | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	33,594,883	37,416,916
Due from financial institutions measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		59,838	79,811
Fair value		59,838	79,811
Financial Assets Measured At Fair Value		59,838	79,811
Due from financial institutions measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Due from financial institutions measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	₩ 26,020
Valuation techniques			DCF Model, Hull-white Model
Inputs			Projected cash flow, Discount rate, Volatility, Correlation coefficient
Due from financial institutions measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	59,838	₩ 53,791
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		88,735,996	78,926,437
Fair value		88,735,996	78,926,437
Financial Assets Measured At Fair Value		88,735,996	78,926,437
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		43,319,466	37,921,922
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		45,416,530
Financial Assets Measured At Fair Value		₩ 45,416,530	₩ 41,004,515
Valuation techniques		DCF Model, Option Model	DCF Model, Option Model
Inputs		Underlying asset index, Discount rate, and others	Underlying asset index, Discount rate, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 0	₩ 0
Cash and due from financial institutions
Disclosure of fair value measurement of assets [abstract]
Carrying amount		29,869,111	29,836,311
Fair value		29,869,335	29,833,886
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 29,869,335	29,833,886
Description of valuation processes used in fair value measurement, assets		Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.
Cash and due from financial institutions | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 2,353,334	2,775,618
Cash and due from financial institutions | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	24,731,260	24,501,232
Cash and due from financial institutions | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	2,784,741	2,557,036
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 2,784,741	₩ 2,557,036
Valuation techniques		DCF Model	DCF Model
Inputs		Credit spread, Other spread, Interest rate, Discount rate	Credit spread, Other spread, Interest rate
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 10,954,870	₩ 5,777,682
Fair value		10,954,870	5,777,682
Financial Assets Measured At Fair Value		10,954,870	5,777,682
Derivatives held for trading | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		20,638	58,948
Derivatives held for trading | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		10,872,214
Financial Assets Measured At Fair Value		₩ 10,682,718	₩ 5,624,691
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Option Model, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Option Model, and others
Inputs		Price of underlying asset, Underlying asset index, Interest rate, Volatility, Foreign exchange rate, Discount rate, and others	Price of underlying asset, Underlying asset index, Interest rate, Dividend yield, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 251,515	₩ 94,043
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		79,450,093	77,038,267
Fair value		79,450,093	77,038,267
Financial Assets Measured At Fair Value		79,450,093	77,038,267
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		25,554,893	20,695,760
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		33,768,117
Financial Assets Measured At Fair Value		33,768,117	38,118,478
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	20,127,083	18,224,029
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		73,768,636	72,658,432
Fair value		73,768,636	72,658,432
Financial Assets Measured At Fair Value		73,768,636	72,658,432
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		22,775,948	18,541,335
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		33,630,189
Financial Assets Measured At Fair Value		₩ 33,630,189	₩ 37,663,855
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 17,362,499	₩ 16,453,242
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member]
Disclosure of fair value measurement of assets [abstract]
Carrying amount		3,713,288	2,770,653
Fair value		3,713,288	2,770,653
Financial Assets Measured At Fair Value		3,713,288	2,770,653
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member] | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		539,132	708,525
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member] | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		1,674,169
Financial Assets Measured At Fair Value		₩ 1,674,169	₩ 611,220
Valuation techniques		DCF Model	DCF Model
Inputs		Interest rate, Discount rate	Discount rate
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member] | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 1,499,987	₩ 1,450,908
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Carrying amount		775,897	379,946
Fair value		775,897	379,946
Financial Assets Measured At Fair Value		775,897	379,946
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		775,897
Financial Assets Measured At Fair Value		₩ 775,897	₩ 379,946
Valuation techniques		DCF Model, Closed Form, FDM	DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 0	₩ 0
Loans
Disclosure of fair value measurement of assets [abstract]
Carrying amount		1,446,628	801,050
Fair value		1,446,628	801,050
Financial Assets Measured At Fair Value		1,446,628	801,050
Loans | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		1,446,628
Financial Assets Measured At Fair Value		₩ 1,446,628	₩ 801,050
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Loans | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 0	₩ 0
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		4,275,337	4,022,555
Fair value		4,275,337	4,022,555
Financial Assets Measured At Fair Value		4,275,337	4,022,555
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		2,620,426	2,060,682
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		137,928
Financial Assets Measured At Fair Value		₩ 137,928	₩ 428,367
Valuation techniques		DCF Model	DCF Model
Inputs		Interest rate, Discount rate, and others	Interest rate, Discount rate, and others
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 1,516,983	₩ 1,533,506
Loans measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		1,187,763	183,726
Fair value		1,187,763	183,726
Financial Assets Measured At Fair Value		1,187,763	183,726
Loans measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	₩ 236
Valuation techniques			DCF Model
Inputs			Interest rate, Discount rate, and others
Loans measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	1,187,763	₩ 183,490
Loans measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		472,071,840	444,805,287
Fair value		473,234,273	445,144,428
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 473,234,273	445,144,428
Description of valuation processes used in fair value measurement, assets		Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Loans measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Loans measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		106,823	145,330
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 106,823	₩ 145,330
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Loans measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 473,127,450	₩ 444,999,098
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 473,127,450	₩ 444,999,098
Valuation techniques		DCF Model	DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rate, Discount rate, and others	Credit spread, Other spread, Prepayment rate, Interest rate
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 158,519	₩ 93,743
Fair value		158,519	93,743
Financial Assets Measured At Fair Value		158,519	93,743
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		158,519	93,743
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	0	0
Securities measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		37,113,552	39,701,389
Fair value		36,572,012	38,763,702
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 36,572,012	38,763,702
Description of valuation processes used in fair value measurement, assets		Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 4,746,587	4,328,010
Securities measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	31,799,265	34,410,808
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 31,799,265	₩ 34,410,808
Valuation techniques			DCF Model, MonteCarlo Simulation
Inputs			Discount rate, Interest rate
Disclosure of fair value measurement of liabilities [abstract]
Valuation techniques		DCF Model, MonteCarlo Simulation
Inputs		Discount rate, Interest rate
Securities measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 26,160	₩ 24,884
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [abstract]
Carrying amount		93,895,912	82,498,140
Fair value		93,895,912	82,498,140
Financial Assets Measured At Fair Value		93,895,912	82,498,140
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		43,858,598	38,630,447
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		48,537,327
Financial Assets Measured At Fair Value		48,537,327	42,416,785
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	1,499,987	1,450,908
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		14,404,227	16,544,513
Fair value		14,404,227	16,544,513
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 14,404,227	16,544,513
Description of valuation processes used in fair value measurement, assets		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0	0
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0	0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 14,404,227	₩ 16,544,513

[1]	Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 404,334 million and ￦ 696,910 million of financial assets at fair value through profit or loss (debt instruments), ￦ 8,241,509 and ￦ 7,037,371 million of financial liabilities designated at fair value through profit or loss, ￦ 120,775 and ￦ 91,629 million of derivative financial assets, and ￦ 777,542 and ￦ 755,554 million of derivative financial liabilities as of December 31, 2022 and 2023.
[2]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
[3]	Borrowings of ￦ 38,191 million and ￦ 15,155 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2023 and 2024, respectively.
[4]	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.